Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Future amortization expense
2025	$ 1,879	$ 1,953
2026	1,653	1,878
2027	1,653	1,653
2028	1,653	1,653
2028		1,653
Thereafter		2,894
Total future amortization expense	$ 10,219	$ 11,684	$ 13,638